Other disclosures (Tables)	12 Months Ended
Dec. 31, 2021
Remuneration
Schedule of direct and indirect voting rights in subsidiaries and other investments

	2021	2020
	Company's	Company's
	voting	voting
	rights	rights
	%	%
Subsidiaries
Aptuit Global LLC, Princeton, USA	100.00	100.00
Aptuit (Verona) SRL, Verona, Italy	100.00	100.00
Aptuit (Oxford) Ltd., Abingdon, UK	100.00	100.00
Aptuit (Switzerland) AG, Basel, Switzerland*	100.00	100.00
Aptuit (Potters Bar) Ltd., Abingdon, UK	100.00	100.00
Cyprotex Discovery Ltd., Manchester, UK	100.00	100.00
Cyprotex Ltd., Manchester, UK	100.00	100.00
Cyprotex US, LLC., Watertown, USA	100.00	100.00
Evotec (France) SAS, Toulouse, France	100.00	100.00
Evotec ID (Lyon) SAS, Marcy l’Étoile, France	100.00	100.00
Evotec (Hamburg) GmbH, Hamburg, Germany	100.00	100.00
Evotec GT GmbH, Orth an der Donau, Austria	100.00	100.00
Evotec (India) Private Limited, Thane, India*	100.00	100.00
Evotec International GmbH, Hamburg, Germany	100.00	100.00
Evotec (München) GmbH, Martinsried, Germany	100.00	100.00
Evotec (UK) Ltd., Abingdon, UK	100.00	100.00
Evotec (US), Inc., Princeton, USA	100.00	100.00
J.POD-Evotec Biologics Inc., Seattle, USA	100.00	100.00
Just - Evotec Biologics, Inc., Seattle, USA	100.00	100.00
Just-Evotec Biologics EU SAS, Toulouse, France	100.00	—

	2021	2020
	Company’s	Company’s
	voting	voting
	rights	rights
	%	%
Associates and joint ventures
Ananke Therapeutics Inc., Boston, USA	22.70	—
Autobahn Labs, Palo Alto, USA	25.58	39.29
Breakpoint Therapeutics GmbH, Hamburg, Germany	34.61	47.70
Celmatix Inc., New York, USA	23.75	25.05
Curexsys GmbH, Göttingen, Germany	39.82	39.82
Dark Blue Therapeutics LTD, Oxford, UK	17.11	18.67
Eternygen GmbH, Berlin, Germany	24.97	24.97
Exscientia plc (before: Exscientia Ltd.), Oxford, UK	—	20.32
FSHD Unlimited Coop, Leiden, Netherlands	21.46	21.09
NephThera GmbH, Hamburg, Germany	50.00	50.00
Pancella Inc, Toronto, Canada	12.69	13.06
Quantro Therapeutics GmbH, Wien, Austria	34.52	24.99
Topas Therapeutics GmbH, Hamburg, Germany	22.14	21.13

Other Investments
Aeovian Pharmaceuticals Inc., San Francisco, USA	4.80	5.83
ArgoBio SAS, Paris, France	10.03	—
Blacksmith Medicines Inc., San Diego, USA	15.10	15.01
Cajal Neuroscience Inc., Seattle, USA	2.27	1.82
Carrick Therapeutics Ltd., Dublin, Ireland	4.56	4.45
Exscientia plc (before: Exscientia Ltd.), Oxford, UK	11.70	—
Fibrocor LLP, Toronto, Canada	16.26	16.00
Fibrocor Therapeutics Inc., Toronto, Canada	8.73	8.88
Forge Therapeutics, Inc., San Diego, USA	15.04	14.90
Immunitas, Therapeutics, Inc., Waltham, USA	5.86	7.29
Leon Nanodrugs GmbH, München, Germany	12.43	7.82
Mission BioCapital V LP, Cambridge, USA	3.64	7.22
OxVax Limited, Oxford, UK	4.42	—

*	in voluntary liquidation

Management Board
Remuneration
Schedule of remuneration granted to the members of the Management Board and remuneration accrued for the members of the Supervisory Board

	2021	2021	2021	2021	2021
	Fixed	Variable	Share Performance	Fair value of
	remuneration	remuneration	and Restricted	SPAs and	Total
	(short-term)	(short-term)	Share Awards	RSAs granted	remuneration
	k€	k€	in pcs	k€	k€
Dr. Werner Lanthaler	711	590	100,769	3,313	4,614
Dr. Cord Dohrmann	451	275	40,956	1,348	2,074
Dr. Craig Johnstone	382	234	9,439	296	912
Enno Spillner	384	220	8,884	278	882
Total	1,928	1.319	160,048	5,235	8,482

	2020	2020	2020	2020	2020
	Fixed	Variable	Share
	remuneration	remuneration	Performance	Fair values of	Total
	(Short-term)	(Short-term)	Awards	SPAs granted	remuneration
	k€	k€	in pcs	k€	k€
Dr. Werner Lanthaler	585	476	38,400	871	1,932
Dr. Cord Dohrmann	415	377	14,647	332	1,124
Dr. Craig Johnstone	382	236	12,450	282	900
Enno Spillner	386	222	11,717	266	874
Total	1,768	1,311	77,214	1,751	4,830

Supervisory Board
Remuneration
Schedule of remuneration granted to the members of the Management Board and remuneration accrued for the members of the Supervisory Board

	2021	2020
	Remuneration	Remuneration
	k€	k€
Prof. Dr. Iris Löw-Friedrich	113.6	70.0
Roland Sackers	90.5	85.0
Dr. Mario Polywka	55.5	50.0
Dr. Elaine Sullivan	60.0	60.0
Kasim Kutay	60.0	32.5
Dr. Constanze Ulmer-Eilfort	32.7	0.0
Prof. Dr. Wolfgang Plischke	68.2	150.0
Michael Shalmi	—	27.5
Total	480.5	475.0